Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	As of
	December 31, 2018	December 31, 2019
Cost:
Acquired right to operate an online audio/video content platform including deferred tax liabilities impact	96,129,761	96,129,761
Computer software	—	4,971,310
Total cost	96,129,761	101,101,071
Less: Accumulated amortization	(1,602,163)	(12,157,392)
Intangible assets, net	94,527,598	88,943,679

Summary of Amortization Expense

Amortization expense recognized for the year ended December 31, 2019 is summarized as follows:

Year ended December 31, 2019
Cost of revenues	9,612,976
General and administrative expenses	942,253
Total	10,555,229